Commitments and Contingencies (Details) - USD ($)		1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 14, 2023	Jul. 17, 2023	Jul. 27, 2021	Jul. 22, 2021	Feb. 18, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 17, 2024	Feb. 15, 2024	Feb. 14, 2024	Jan. 31, 2024	Apr. 10, 2023
Commitmentsand Contingencies Details Line Items
Underwriting commissions waived						$ 4,830,000	$ 4,830,000
Proceeds from the sale of restricted assets							$ 180,870,897
Ordinary shares, par value (in Dollars per share)							$ 10
Preferred stock, par value (in Dollars per share)						$ 0.0001	0.0001	$ 0.0001
Pubco [Member]
Commitmentsand Contingencies Details Line Items
Preferred stock, par value (in Dollars per share)											$ 0.0001
Common Stock [Member] | TRTL Merger [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)											0.0001
Common Stock [Member] | Pubco [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)											0.0001
Class A Ordinary Shares [Member]
Commitmentsand Contingencies Details Line Items
Share price per unit (in Dollars per share)						0.0001	$ 0.0001
Proceeds from the sale of restricted assets							$ 180,900,000
Temporary equity redemption price per share						$ 10.74	$ 10.61	$ 10.14
Temporary equity stock shares subject to redemption shares						17,235,298	17,235,298	17,235,298
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued						0	0	0
Class A Ordinary Shares [Member] | TRTL Merger [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)											0.0001
Class B Ordinary Shares [Member]
Commitmentsand Contingencies Details Line Items
Shares issued additional Units (in Shares)					1,437,500
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued						8,625,000	8,625,000	8,625,000
Class B Ordinary Shares [Member] | TRTL Merger [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)											0.0001
Extraordinary General Meeting Held To Extend The Date By Which Business Combination Shall be Consummated [Member]
Commitmentsand Contingencies Details Line Items
Proceeds from the sale of restricted assets						$ 180,900,000	$ 180,900,000
Temporary equity redemption price per share						$ 10.49	$ 10.49
Temporary equity stock shares subject to redemption shares						17,235,298
One Energy [Member]
Commitmentsand Contingencies Details Line Items
Preferred stock, par value (in Dollars per share)											0.0001
One Energy Enterprises Inc [Member]
Commitmentsand Contingencies Details Line Items
Share price per unit (in Dollars per share)							$ 447.41			$ 447.41		$ 447.41
Description of warranty duration of turbines						The turbines are under warranty with the manufacturer for years one through five, extendable through the tenth year.		The turbines are under warranty with the manufacturer for years one through five, extendable through the tenth year.
Description of service and maintenance duration of turbines						The corresponding service and maintenance agreement with the manufacturer is also for years one through five, and extendable through the tenth year.		The corresponding service and maintenance agreement with the manufacturer is also for years one through five, and extendable through the tenth year.
Debt raised for purchase of renewable energy credits						$ 177,879	$ 163,719	$ 191,315
One Energy Enterprises Inc [Member] | Class A Ordinary Shares [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001					$ 447.41
Ordinary shares, shares issued						255,187	255,187	211,400
One Energy Enterprises Inc [Member] | Class B Ordinary Shares [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued						150,700	150,700	150,700
TRTL [Member] | Sponsor Support Agreement [Member]
Commitmentsand Contingencies Details Line Items
Volume weighted average share price for earnout payment	$ 12
Number of trading days for calculating the share price	20 days
Number of consecutive trading days for calculating the share price	30 days
Period after closing of business combination for calculation of share price						2 years	2 years
Common stock shares subject to forfeiture						1,750,000
TRTL [Member] | Contingent Stock Rights Agreement [Member]
Commitmentsand Contingencies Details Line Items
Volume weighted average share price for earnout payment	$ 12
Number of trading days for calculating the share price	20 days
Number of consecutive trading days for calculating the share price	30 days
Number of shares agreed to be deposited into the escrow account	5,500,000
TRTL [Member] | Maximum [Member] | One Energy [Member] | Business Combination Agreement [Member]
Commitmentsand Contingencies Details Line Items
Time period within which earnout consideration shall be paid	5 years
TRTL [Member] | Minimum [Member] | One Energy [Member] | Business Combination Agreement [Member]
Commitmentsand Contingencies Details Line Items
Time period within which earnout consideration shall be paid	90 days
TRTL [Member] | Earnout Condition One [Member] | One Energy [Member] | Business Combination Agreement [Member]
Commitmentsand Contingencies Details Line Items
Volume weighted average share price for earnout payment	$ 12.5
Number of trading days for calculating the share price	20 days
Number of consecutive trading days for calculating the share price	30 days
Common stock shares issuable	2,500,000
TRTL [Member] | Earnout Condition Two [Member] | One Energy [Member] | Business Combination Agreement [Member]
Commitmentsand Contingencies Details Line Items
Volume weighted average share price for earnout payment	$ 15
Number of trading days for calculating the share price	20 days
Number of consecutive trading days for calculating the share price	30 days
Common stock shares issuable	2,500,000
Over-Allotment Option [Member]
Commitmentsand Contingencies Details Line Items
Shares issued additional Units (in Shares)						4,500,000	4,500,000
Share price per unit (in Dollars per share)						$ 0.35	$ 0.35
Underwriters additional fee			$ 900,000
Deferred underwriting						$ 10,500,000	$ 10,500,000
Additional deferred underwriting commissions			1,600,000
Deferred underwriting commissions			$ 1,600,000
IPO [Member]
Commitmentsand Contingencies Details Line Items
Share price per unit (in Dollars per share)						$ 0.2	$ 0.2
Underwriters additional fee						$ 6,000,000	$ 6,000,000
Underwriting commissions		$ 9,960,000		$ 11,100,000
Deferred underwriting commissions		$ 12,075,000.000		$ 10,500,000
Subsequent Event [Member] | Pubco [Member]
Commitmentsand Contingencies Details Line Items
Preferred stock, par value (in Dollars per share)											0.0001
Subsequent Event [Member] | Common Stock [Member] | TRTL Merger [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)											0.0001
Subsequent Event [Member] | Common Stock [Member] | Pubco [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)											0.0001
Subsequent Event [Member] | Class A Ordinary Shares [Member] | TRTL Merger [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)											0.0001
Subsequent Event [Member] | Class B Ordinary Shares [Member] | TRTL Merger [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, par value (in Dollars per share)											0.0001
Subsequent Event [Member] | One Energy [Member]
Commitmentsand Contingencies Details Line Items
Preferred stock, par value (in Dollars per share)											$ 0.0001
Subsequent Event [Member] | One Energy [Member] | Pubco [Member]
Commitmentsand Contingencies Details Line Items
Ordinary shares, shares issued									800,000
Deferred Legal Fees Associated with The Initial Public Offering [Member]
Commitmentsand Contingencies Details Line Items
Aggregate amount						$ 174,000	$ 174,000	$ 174,000